Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Summary of Indirect Guarantees (Detail) - Indirect Guarantees [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Outstanding balance	$ 31,294	$ 33,449
Bonds Series B [Member] | Bondholders of Enel Americas' Bonds [Member]
Disclosure of other provisions [Line Items]
Description of type of other equity instruments granted	Secured
Maturity	October 2028
Creditor Of Guarantee	Bondholders of Enel Américas' Bonds
Debtor, Company	Enel Américas S.A.
Relationship	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.)
Type of Guarantee	Codebtor
Outstanding balance	$ 31,294	$ 33,449